Cover	Oct. 07, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 07, 2022
Entity Registrant Name	Joby Aviation, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39524
Entity Tax Identification Number	98-1548118
Entity Address, Address Line One	2155 DELAWARE AVENUE
Entity Address, Address Line Two	SUITE #225
Entity Address, City or Town	SANTA CRUZ
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95060
City Area Code	831
Local Phone Number	201-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819848
Amendment Flag	false
Common Stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	JOBY
Security Exchange Name	NYSE
Warrants to purchase common stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	JOBY WS
Security Exchange Name	NYSE